Note 31 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Caledonia Mining Services Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Eersteling Gold Mining Company Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets		$ (12,956)	$ (12,793)
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Fintona Investments Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets		$ (14,859)	$ (14,859)
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Caledonia Mining South Africa Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets		$ (941)	$ (87)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Greenstone Management Services Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets		$ 20,879	$ 13,527
Caledonia Holdings (Africa) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Caledonia Holdings (Africa) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Blanket (Barbados) Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%
Blanket (Barbados) Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership	[1],[2]	49.00%	49.00%
Blanket Mine (1983) (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets	[1]
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[3]
Blanket Employee Trust Services (Private) Limited (BETS) [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets	[3]

[1]	Blanket has no subsidiary companies
[2]	Refer to Note 5, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.
[3]	BETS and the Employee Trust are consolidated as structured entities.